Other Events (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010 Property	Dec. 31, 2009 Property
Other Events (Textual) [Abstract]
Number of properties sold	21	34	34	34
Number of assets held for sale	1	1
Impairments sold assets or assets held for sale in discontinued operations	$ 15.2	$ 57.9	$ 51.8	$ 73.8
Number of properties sold not previously included in discontinued operations	20